Liabilities Presented at Fair Value (Details) - Schedule of warrants to purchase company’s shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Schedule of warrants to purchase company’s shares [Abstract]
Risk-free interest rate	0.10%	0.10%	0.20%
Expected volatility	79.00%	76.00%	76.00%
Expected life (in years)	1 year	1 year 6 months	2 years
Expected dividend yield	0.00%	0.00%	0.00%